Convertible Preferred Shares and Shareholders' Equity (Deficit) - April 2023 Private Placement (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 26, 2023	Mar. 13, 2023	Apr. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 20, 2023	Mar. 16, 2023	Dec. 31, 2022
Shareholders' Equity
Class A ordinary shares, par value per share (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Private Placement			$ 75,800,000	$ 59,724,000
PIPE Subscription Agreement
Shareholders' Equity
Number of Class A shares issued		2,009,950
Sale price per share		$ 10.00
PIPE Subscription Agreement | "April 2023 Private Placement"
Shareholders' Equity
Proceeds from Issuance of Private Placement	$ 80,000,000.0
PIPE Subscription Agreement | "April 2023 Private Placement" | Class A Ordinary shares
Shareholders' Equity
Number of Class A shares issued	15,041,530
Class A ordinary shares, par value per share (in dollars per share)	$ 0.0001
Sale price per share	4.25
PIPE Subscription Agreement | "April 2023 Private Placement" | Class A Ordinary shares | Pre-Funded Warrants
Shareholders' Equity
Sale price per warrant	$ 4.249		$ 4.249
PIPE Subscription Agreement | "April 2023 Private Placement" | Class A Ordinary shares | Pre-Funded Warrants | Maximum
Shareholders' Equity
Number of warrants issued to purchase shares	3,782,000		3,782,000